INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Schedule of inventory

As at December 31,	2022	2021
Product inventories	$31.0	$22.9
Work in process	12.6	13.0
Ore stockpiles	185.8	189.2
Materials and supplies	131.5	109.4
	$360.9	$334.5
Less: non-current ore stockpiles included in other non-current assets (Note 21)	(151.7)	(167.3)
	$209.2	$167.2